.................................
                                               .          OMB APPROVAL         .
                                               .................................
                                               .OMB Number:          3235-0006 .
                                               .Expires:      October 31, 2003 .
                                               .Estimated average              .
                                               .  burden hours per             .
                                               .  response:...............23.5 .
                                               .................................


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               F0RM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001
                                               ------------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):       [_] is a restatement.
                                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             White Rock Capital Management, L.P.
Address:          3131 Turtle Creek Boulevard, Suite 800
                  Dallas, Texas 75219

Form 13F File Number:  28-7520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Thomas U. Barton
Title:            President of White Rock Capital, Inc.,
                  the general partner of the Institutional Investment Manager
Phone:            (214) 526-1465

Signature, Place, and Date of Signing:

/S/  THOMAS U. BARTON         Dallas, Texas                November 14, 2001
---------------------         -------------                -----------------
[Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                     0
                                                                     -----
Form 13F Information Table Entry Total:                                8
                                                                     -----
Form 13F Information Table Value Total:                             $6,515
                                                                     -----
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                  NONE


                                                         White Rock Capital
                                                              Form 13F
                                                  Quarter ended September 30, 2001

---------------- ----------- ------------ ---------- ---------- ----- -------- ----------- ---------- ------------------------------
                 Title of                 Value      Shares/    Sh/   Put/     Investment  Other             Voting Authority
Name of Issuer   Class       CUSIP        (x$1,000)  Prn Amt    Prn   Call     Discretion  Managers      Sole      Shared     None
---------------- ----------- ------------ ---------- ---------- ----- -------- ----------- ---------- ------------------------------
---------------- ----------- ------------ ---------- ---------- ----- -------- ----------- ---------- ----------- -------- ---------
Active Power
Inc.             COM         00504W100          421     84,000  SH             Sole                       84,000
---------------- ----------- ------------ ---------- ---------- ----- -------- ----------- ---------- ----------- -------- ---------
---------------- ----------- ------------ ---------- ---------- ----- -------- ----------- ---------- ----------- -------- ---------
CONTINUCARE
CORP             COM         212172100           25     43,100  SH             Sole                       43,100
---------------- ----------- ------------ ---------- ---------- ----- -------- ----------- ---------- ----------- -------- ---------
---------------- ----------- ------------ ---------- ---------- ----- -------- ----------- ---------- ----------- -------- ---------
IVAX Diagnos-
tics Inc         COM         45070W109        1,523    441,500  SH             Sole                      441,500
---------------- ----------- ------------ ---------- ---------- ----- -------- ----------- ---------- ----------- -------- ---------
---------------- ----------- ------------ ---------- ---------- ----- -------- ----------- ---------- ----------- -------- ---------
Kroll Inc        COM         501049100          569     50,000  SH             Sole                       50,000
---------------- ----------- ------------ ---------- ---------- ----- -------- ----------- ---------- ----------- -------- ---------
---------------- ----------- ------------ ---------- ---------- ----- -------- ----------- ---------- ----------- -------- ---------
Microtune Inc
Del              COM         59514P109          570     50,000  SH             Sole                       50,000
---------------- ----------- ------------ ---------- ---------- ----- -------- ----------- ---------- ----------- -------- ---------
---------------- ----------- ------------ ---------- ---------- ----- -------- ----------- ---------- ----------- -------- ---------
SoftNet Sys
Inc              COM         833964109        2,335  1,566,800  SH             Sole                    1,566,800
---------------- ----------- ------------ ---------- ---------- ----- -------- ----------- ---------- ----------- -------- ---------
---------------- ----------- ------------ ---------- ---------- ----- -------- ----------- ---------- ----------- -------- ---------
Southwest
Airls co         COM         844741108          445     30,000  SH             Sole                       30,000
---------------- ----------- ------------ ---------- ---------- ----- -------- ----------- ---------- ----------- -------- ---------
---------------- ----------- ------------ ---------- ---------- ----- -------- ----------- ---------- ----------- -------- ---------
ZixIt Corp       COM         98974P100          627    130,000  SH             Sole                      130,000
---------------- ----------- ------------ ---------- ---------- ----- -------- ----------- ---------- ----------- -------- ---------
---------------- ----------- ------------ ---------- ---------- --------------------------------------------------------------------

REPORT SUMMARY   8 DATA
                 RECORDS                      6,515             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
---------------- ----------- ------------ ---------- ---------- --------------------------------------------------------------------